Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Number of Options Outstanding	6,105,000	7,511,500	5,275,000
Options expiring January 4, 2018 [Member]
Statement [Line Items]
Exercise Price	$ 0.80
Number of Options Outstanding	20,000
Options expiring April 5, 2018 [Member]
Statement [Line Items]
Exercise Price	$ 0.71
Number of Options Outstanding	40,000
Options expiring June 3, 2018 [Member]
Statement [Line Items]
Exercise Price	$ 0.83
Number of Options Outstanding	25,000
Options expiring July 31, 2018 [Member]
Statement [Line Items]
Exercise Price	$ 0.58
Number of Options Outstanding	100,000
Options expiring January 10, 2019 [Member]
Statement [Line Items]
Exercise Price	$ 1.08
Number of Options Outstanding	315,000
Options expiring December 17, 2019 [Member]
Statement [Line Items]
Exercise Price	$ 0.75
Number of Options Outstanding	405,000
Options expiring December 20, 2019 [Member]
Statement [Line Items]
Exercise Price	$ 0.65
Number of Options Outstanding	80,000
Options expiring April 30, 2020 [Member]
Statement [Line Items]
Exercise Price	$ 0.58
Number of Options Outstanding	900,000
Options expiring June 15, 2020 [Member]
Statement [Line Items]
Exercise Price	$ 0.54
Number of Options Outstanding	15,000
Options expiring July 13, 2020 [Member]
Statement [Line Items]
Exercise Price	$ 0.65
Number of Options Outstanding	80,000
Options expiring January 13, 2021 [Member]
Statement [Line Items]
Exercise Price	$ 0.40
Number of Options Outstanding	1,625,000
Options expiring February 15, 2021 [Member]
Statement [Line Items]
Exercise Price	$ 0.51
Number of Options Outstanding	120,000
Options expiring December 9, 2021 [Member]
Statement [Line Items]
Exercise Price	$ 0.20
Number of Options Outstanding	1,440,000
Options expiring December 30, 2021 [Member]
Statement [Line Items]
Exercise Price	$ 0.18
Number of Options Outstanding	620,000
Options expiring June 22, 2022 [Member]
Statement [Line Items]
Exercise Price	$ 0.22
Number of Options Outstanding	120,000
Options expiring September 20, 2022 [Member]
Statement [Line Items]
Exercise Price	$ 0.17
Number of Options Outstanding	200,000